Right of Use Assets, Net	9 Months Ended
Sep. 30, 2024
Disclosure of quantitative information about right-of-use assets [abstract]
Right of Use Assets, Net
A) Right-of-Use Assets, Net

	Real Estate	Transportation and Storage Assets (1)	Refining Assets	Other Assets (2)	Total
COST
As at December 31, 2023	588	1,964	161	70	2,783
Additions	1	62	—	48	111
Exchange Rate Movements and Other	—	(4)	10	5	11
As at September 30, 2024	589	2,022	171	123	2,905

ACCUMULATED DEPRECIATION
As at December 31, 2023	156	863	65	19	1,103
Depreciation	27	148	17	22	214
Exchange Rate Movements and Other	—	(87)	3	—	(84)
As at September 30, 2024	183	924	85	41	1,233

CARRYING VALUE
As at December 31, 2023	432	1,101	96	51	1,680
As at September 30, 2024	406	1,098	86	82	1,672
(1)Includes railcars, barges, vessels, pipelines, caverns and storage tanks.
(2)Includes assets in the commercial fuels business, fleet vehicles, camps and other equipment.